EARNINGS PER SHARE (Details Narrative) - shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income (loss) earnings per share
Antidilutive securities excluded from computation of earnings per share, amount	301,975	55,444